                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                         Pioneer Series Trust XI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Core Equity Fund

 Schedule of Investments 9/30/17 (unaudited)

 Shares

 UNAFFILIATED ISSUERS - 99.8%

 Value

 COMMON STOCKS - 99.8%

 Energy - 8.8%

 Integrated Oil & Gas - 4.7%

 939,289

 Exxon Mobil Corp.

 $

 77,002,912

 Oil & Gas Exploration & Production - 4.1%

 433,335

 Cabot Oil & Gas Corp.

 $

 11,591,711

 588,821

 EOG Resources, Inc.

 56,962,544

 $

 68,554,255

 Total Energy

 $

 145,557,167

 Materials - 4.5%

 Fertilizers & Agricultural Chemicals - 1.6%

 154,831

 Agrium, Inc.

 $

 16,599,432

 267,964

 CF Industries Holdings, Inc.

 9,421,614

 $

 26,021,046

 Specialty Chemicals - 2.0%

 79,131

 HB Fuller Co.

 $

 4,594,346

 80,083

 The Sherwin-Williams Co.

 28,672,917

 $

 33,267,263

 Paper Packaging - 0.9%

 362,370

 Sealed Air Corp.

 $

 15,480,446

 Total Materials

 $

 74,768,755

 Capital Goods - 5.5%

 Building Products - 2.2%

 910,453

 Masco Corp.

 $

 35,516,772

 Industrial Conglomerates - 0.9%

 155,257

 Carlisle Companies, Inc.

 $

 15,570,725

 Trading Companies & Distributors - 2.4%

 401,448

 Fastenal Co.

 $

 18,298,000

 158,023

 United Rentals, Inc. *

 21,924,111

 $

 40,222,111

 Total Capital Goods

 $

 91,309,608

 Transportation - 3.2%

 Air Freight & Logistics - 2.0%

 269,600

 United Parcel Service, Inc.

 $

 32,376,264

 Trucking - 1.2%

 176,261

 JB Hunt Transport Services, Inc.

 $

 19,579,072

 Total Transportation

 $

 51,955,336

 Automobiles & Components - 1.2%

 Auto Parts & Equipment - 1.2%

 197,218

 Delphi Automotive Plc

 $

 19,406,251

 Total Automobiles & Components

 $

 19,406,251

 Consumer Durables & Apparel - 1.2%

 Footwear - 1.2%

 376,992

 NIKE, Inc.

 $

 19,547,035

 Total Consumer Durables & Apparel

 $

 19,547,035

 Consumer Services - 2.4%

 Restaurants - 2.4%

 745,323

 Starbucks Corp.

 $

 40,031,298

 Total Consumer Services

 $

 40,031,298

 Media - 4.8%

 Advertising - 1.0%

 219,155

 Omnicom Group, Inc.

 $

 16,232,811

 Cable & Satellite - 3.8%

 1,637,556

 Comcast Corp.

 $

 63,013,155

 Total Media

 $

 79,245,966

 Retailing - 8.1%

 General Merchandise Stores - 2.2%

 454,400

 Dollar General Corp. *

 $

 36,829,120

 Apparel Retail - 1.2%

 275,346

 The TJX Companies, Inc.

 $

 20,301,261

 Home Improvement Retail - 3.0%

 297,149

 The Home Depot, Inc.

 $

 48,601,690

 Automotive Retail - 1.7%

 129,049

 O'Reilly Automotive, Inc. *

 $

 27,793,283

 Total Retailing

 $

 133,525,354

 Food & Staples Retailing - 1.4%

 Drug Retail - 1.4%

 281,370

 CVS Health Corp.

 $

 22,881,008

 Total Food & Staples Retailing

 $

 22,881,008

 Food, Beverage & Tobacco - 1.4%

 Packaged Foods & Meats - 1.4%

 232,107

 McCormick & Co., Inc.

 $

 23,823,462

 Total Food, Beverage & Tobacco

 $

 23,823,462

 Health Care Equipment & Services - 4.2%

 Health Care Supplies - 1.1%

 78,835

 The Cooper Companies, Inc.

 $

 18,692,567

 Managed Health Care - 3.1%

 285,967

 Centene Corp. *

 $

 27,673,027

 93,450

 Humana, Inc.

 22,767,224

 $

 50,440,251

 Total Health Care Equipment & Services

 $

 69,132,818

 Pharmaceuticals, Biotechnology & Life Sciences - 7.4%

 Biotechnology - 3.6%

 538,395

 Gilead Sciences, Inc. *

 $

 43,620,763

 100,267

 Vertex Pharmaceuticals, Inc. *

 15,244,595

 $

 58,865,358

 Pharmaceuticals - 3.8%

 100,236

 Jazz Pharmaceuticals Plc *

 $

 14,659,515

 1,340,228

 Pfizer, Inc.

 47,846,140

 $

 62,505,655

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 121,371,013

 Banks - 6.0%

 Diversified Banks - 6.0%

 775,375

 Citigroup, Inc.

 $

 56,400,778

 441,175

 JPMorgan Chase & Co.

 42,136,624

 $

 98,537,402

 Total Banks

 $

 98,537,402

 Diversified Financials - 4.6%

 Asset Management & Custody Banks - 2.2%

 96,344

 Affiliated Managers Group, Inc. *

 $

 18,288,982

 497,480

 Invesco, Ltd.

 17,431,699

 $

 35,720,681

 Investment Banking & Brokerage - 1.2%

 460,692

 The Charles Schwab Corp.

 $

 20,150,668

 Specialized Finance - 1.2%

 278,877

 Intercontinental Exchange, Inc.

 $

 19,158,850

 Total Diversified Financials

 $

 75,030,199

 Insurance - 4.5%

 Insurance Brokers - 3.2%

 620,043

 Marsh & McLennan Companies, Inc.

 $

 51,965,804

 Multi-line Insurance - 1.3%

 388,238

 The Hartford Financial Services Group, Inc.

 $

 21,520,032

 Total Insurance

 $

 73,485,836

 Software & Services - 13.8%

 Internet Software & Services - 5.4%

 52,910

 Alphabet, Inc. (Class A)

 $

 51,519,525

 7,097

 Alphabet, Inc. (Class C)

 6,806,804

 779,229

 eBay, Inc. *

 29,969,147

 $

 88,295,476

 IT Consulting & Other Services - 1.8%

 118,154

 Amdocs, Ltd.

 $

 7,599,665

 311,680

 Cognizant Technology Solutions Corp. *

 22,609,267

 $

 30,208,932

 Data Processing & Outsourced Services - 2.9%

 450,801

 Visa, Inc.

 $

 47,442,297

 Systems Software - 3.7%

 811,138

 Microsoft Corp.

 $

 60,421,670

 Total Software & Services

 $

 226,368,375

 Technology Hardware & Equipment - 9.5%

 Communications Equipment - 3.6%

 90,712

 Acacia Communications, Inc.

 $

 4,272,535

 1,615,934

 Cisco Systems, Inc.

 54,343,860

 $

 58,616,395

 Computer Storage & Peripherals - 4.7%

 504,815

 Apple, Inc.

 $

 77,802,088

 Technology Distributors - 1.2%

 291,477

 CDW Corp./DE *

 $

 19,237,482

 Total Technology Hardware & Equipment

 $

 155,655,965

 Semiconductors & Semiconductor Equipment - 3.2%

 Semiconductors - 3.2%

 886,346

 Micron Technology, Inc. *

 $

 34,859,988

 489,805

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 18,392,178

 $

 53,252,166

 Total Semiconductors & Semiconductor Equipment

 $

 53,252,166

 Telecommunication Services - 1.0%

 Integrated Telecommunication Services - 1.0%

 834,557

 CenturyLink, Inc.

 $

 15,773,127

 Total Telecommunication Services

 $

 15,773,127

 Utilities - 3.1%

 Electric Utilities - 3.1%

 725,588

 American Electric Power Co., Inc.

 $

 50,965,301

 Total Utilities

 $

 50,965,301

 TOTAL COMMON STOCKS

 (Cost $1,373,853,507)

 $

 1,641,623,442

 TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 99.8%

 (Cost $1,373,853,507) (a)

 $

 1,641,623,442

 OTHER ASSETS & LIABILITIES - 0.2%

 $

 3,021,396

 TOTAL NET ASSETS - 100.0%

 $

 1,644,644,838

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 Various inputs are used in determining the value of the Portfolios's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of September 30, 2017, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,641,623,442

$
-

$
-

$
1,641,623,442

 Total

$
1,641,623,442

$
-

$
-

$
1,641,623,442

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XI By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 24, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 24, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 24, 2017 * Print the name and title of each signing officer under his or her signature.